EMPLOYEE BENEFITS - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2018 COP ($)
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	$ 559,740
Increase	521,812
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	247,726
Increase	235,544
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	125,140
Increase	136,794
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	234,266
Increase	249,020
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	392,518
Increase	$ 427,272